Seafarer Overseas Growth and Income Fund	Schedule of Investments

July 31, 2026 (Unaudited)

Description	Currency	Shares	Value (Note 2)
COMMON STOCKS (90.2%)
Australia (1.2%)
ALS, Ltd.	AUD	2,950,000	$44,525,085

Total Australia			44,525,085

Belgium (2.3%)
Anheuser-Busch InBev SA, ADR	USD	980,000	84,750,400

Total Belgium			84,750,400

Brazil (7.9%)
Ambev SA, ADR	USD	23,000,000	71,530,000
Bradsaude SA	BRL	6,500,000	20,336,743
Itau Unibanco Holding SA, ADR	USD	10,428,750	88,227,225
Raia Drogasil SA	BRL	12,200,890	44,720,029
XP, Inc., ADR	USD	3,699,000	63,104,940

Total Brazil			287,918,937

China / Hong Kong (19.7%)
ASM Pacific Technology, Ltd.	HKD	4,166,500	79,953,328
China Foods, Ltd.	HKD	98,314,000	43,270,345
Haitian International Holdings, Ltd.	HKD	20,000,000	53,032,011
Hongkong Land Holdings, Ltd.	USD	11,300,000	91,628,819
Jardine Matheson Holdings, Ltd.	USD	1,280,297	85,030,875
NARI Technology Co., Ltd.	CNY	35,249,379	127,055,311
Pacific Basin Shipping, Ltd.	HKD	182,000,000	76,046,244
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	CNY	4,674,784	110,057,347
Swire Pacific, Ltd., Class A	HKD	1,890,000	24,001,893
Swire Pacific, Ltd., Class B	HKD	2,400,000	4,576,314
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	17,043,000	21,666,433

Total China / Hong Kong			716,318,920

Czech Republic (1.6%)
Moneta Money Bank AS	CZK	6,400,000	58,568,266

Total Czech Republic			58,568,266

France (1.7%)
Hermes International SCA	EUR	35,070	62,139,618

Total France			62,139,618

Hungary (2.9%)
Richter Gedeon Nyrt	HUF	2,825,000	105,257,201

Total Hungary			105,257,201

Seafarer Overseas Growth and Income Fund	Schedule of Investments

July 31, 2026 (Unaudited)

Description	Currency	Shares	Value (Note 2)
India (8.5%)
Computer Age Management Services, Ltd.	INR	8,138,285	$67,887,732
HDFC Bank, Ltd., ADR	USD	1,148,000	27,471,640
HDFC Bank, Ltd.	INR	2,287,700	17,916,831
L&T Technology Services, Ltd.	INR	1,284,500	47,861,843
Petronet LNG, Ltd.	INR	17,550,000	51,616,953
Tata Motors Limited	INR	3,000,000	13,723,271
Tata Motors Passenger Vehicles Limited	INR	6,000,000	21,357,342
UPL, Ltd.	INR	9,800,000	62,063,537

Total India			309,899,149

Indonesia (0.6%)
Bank Central Asia Tbk PT	IDR	65,105,000	22,817,676

Total Indonesia			22,817,676

Mexico (4.0%)
Becle SAB de CV	MXN	33,980,000	30,665,285
Grupo Financiero Banorte SAB de CV, Class O	MXN	5,800,000	66,855,972
Wal-Mart de Mexico SAB de CV	MXN	16,372,000	47,604,949

Total Mexico			145,126,206

Peru (2.2%)
Credicorp, Ltd.	USD	197,000	78,914,260

Total Peru			78,914,260

Qatar (1.5%)
Qatar Gas Transport Co., Ltd.	QAR	47,313,950	53,770,011

Total Qatar			53,770,011

Singapore (8.1%)
DBS Group Holdings, Ltd.	SGD	2,150,000	124,048,001
Singapore Exchange, Ltd.	SGD	5,605,400	106,862,509
Venture Corp., Ltd.	SGD	5,250,000	65,413,890

Total Singapore			296,324,400

South Africa (1.7%)
Sanlam, Ltd.	ZAR	11,500,000	61,170,916

Total South Africa			61,170,916

South Korea (10.4%)
HD Hyundai Marine Solution Co., Ltd.	KRW	498,776	63,345,837
Hyundai Mobis Co., Ltd.	KRW	375,000	121,277,247
Samsung Biologics Co., Ltd.(a)	KRW	87,022	89,531,396
Samsung Electronics Co., Ltd.	KRW	25,000	4,351,371
Samsung SDI Co., Ltd.	KRW	371,838	101,393,353

Total South Korea			379,899,204

Seafarer Overseas Growth and Income Fund	Schedule of Investments

July 31, 2026 (Unaudited)

Description	Currency	Shares	Value (Note 2)
Taiwan (9.2%)
Accton Technology Corp.	TWD	1,796,000	$116,411,327
Advantech Co., Ltd.	TWD	5,550,000	94,536,997
Delta Electronics, Inc.	TWD	1,330,000	65,432,828
Novatek Microelectronics Corp.	TWD	3,708,000	58,603,437

Total Taiwan			334,984,589

Thailand (0.8%)
Bangkok Dusit Medical Services PCL, Class F	THB	50,000,000	28,716,312

Total Thailand			28,716,312

United Arab Emirates (2.0%)
Adnoc Gas PLC	AED	42,000,000	37,692,021
National Central Cooling Co. PJSC	AED	49,697,777	33,691,115

Total United Arab Emirates			71,383,136

United Kingdom (1.3%)
Mondi PLC	GBP	3,964,239	47,796,537

Total United Kingdom			47,796,537

Vietnam (2.6%)
PetroVietnam Gas JSC	VND	11,500,000	29,947,811
Vietnam Dairy Products JSC	VND	28,000,000	64,779,096

Total Vietnam			94,726,907

TOTAL COMMON STOCKS
(Cost $2,656,129,333)			3,285,007,730

Description	Currency	Shares	Value (Note 2)
PREFERRED STOCKS (6.7%)
South Korea (6.7%)
Samsung Electronics Co., Ltd.	KRW	1,950,000	245,046,707

Total South Korea			245,046,707

TOTAL PREFERRED STOCKS
(Cost $235,023,485)			245,046,707

TOTAL INVESTMENTS
(Cost $2,891,152,818) (96.9%)			3,530,054,437

Cash and Other Assets, Less Liabilities (3.1%)			110,715,675
NET ASSETS (100.0%)			$3,640,770,112

(a)	Non-income producing security.

ADR - American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
AUD	-	Australia Dollar
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro

Seafarer Overseas Growth and Income Fund	Schedule of Investments

July 31, 2026 (Unaudited)

GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Apparel & Textile Products	1.6%
Asset Management	3.3%
Automotive	6.7%
Banking	13.3%
Beverages	6.3%
Biotech & Pharma	5.4%
Chemicals	1.7%
Commercial Support Services	1.2%
Containers & Packaging	1.3%
Electric Utilities	0.9%
Electrical Equipment	3.5%
Food	1.8%
Health Care Facilities & Svcs	0.8%
Institutional Financial Svcs	2.9%
Insurance	0.6%
Machinery	1.5%
Medical Equipment & Devices	3.0%
Oil & Gas Producers	3.3%
Real Estate Owners & Developers	3.3%
Retail - Consumer Staples	2.5%
Retail - Discretionary	2.3%
Semiconductors	3.8%
Specialty Finance	1.9%
Technology Hardware	16.4%
Technology Services	1.3%
Transportation & Logistics	3.6%
Transportation Equipment	2.1%
Wholesale - Discretionary	0.6%
Cash and Other Assets, Less Liabilities	3.1%
Total Net Assets	100.0%

See Notes to Quarterly Schedule of Investments.

Seafarer Overseas Value Fund	Schedule of Investments

July 31, 2026 (Unaudited)

Description	Currency	Shares	Value (Note 2)
COMMON STOCKS (94.3%)

Belgium (3.0%)
Anheuser-Busch InBev SA, ADR	USD	54,000	$4,669,920

Total Belgium			4,669,920

Brazil (12.3%)
Ambev SA, ADR	USD	1,069,000	3,324,590
Bradsaude SA	BRL	1,550,000	4,849,531
Itau Unibanco Holding SA, ADR	USD	480,392	4,064,116
Suzano SA, ADR	USD	400,000	3,408,000
XP, Inc., ADR	USD	212,000	3,616,720

Total Brazil			19,262,957

China / Hong Kong (24.0%)
China Foods, Ltd.	HKD	8,003,000	3,522,312
DFI Retail Group Holdings, Ltd.	USD	939,000	3,712,566
First Pacific Co., Ltd.	HKD	5,090,000	3,633,097
Hongkong Land Holdings, Ltd.	USD	745,000	6,041,015
Jardine Matheson Holdings, Ltd.	USD	79,102	5,253,556
Melco International Development, Ltd.(a)	HKD	7,801,500	3,662,378
Pacific Basin Shipping, Ltd.	HKD	9,211,000	3,848,692
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,588,577
Shangri-La Asia, Ltd.	HKD	6,092,000	3,212,528
Swire Pacific, Ltd., Class A	HKD	132,000	1,676,323
Swire Pacific, Ltd., Class B	HKD	840,000	1,601,710

Total China / Hong Kong			37,752,754

Czech Republic (2.6%)
Moneta Money Bank AS	CZK	446,000	4,081,476

Total Czech Republic			4,081,476

Georgia (7.4%)
Georgia Capital PLC(a)	GBP	110,000	5,881,653
Lion Finance Group PLC	GBP	36,400	5,717,733

Total Georgia			11,599,386

India (8.2%)
HDFC Bank, Ltd.	INR	370,000	2,897,769
Petronet LNG, Ltd.	INR	1,280,000	3,764,655
Tata Motors Limited	INR	99,000	452,868
Tata Motors Passenger Vehicles Limited	INR	549,000	1,954,197
UPL, Ltd.	INR	606,875	3,843,348

Total India			12,912,837

Mexico (4.1%)
Coca-Cola Femsa SAB de CV, ADR	USD	29,000	3,139,830
Grupo Financiero Banorte SAB de CV, Class O	MXN	282,000	3,250,584

Total Mexico			6,390,414

Seafarer Overseas Value Fund	Schedule of Investments

July 31, 2026 (Unaudited)

Description	Currency	Shares	Value (Note 2)
Peru (3.0%)
Credicorp, Ltd.	USD	11,900	$4,766,902

Total Peru			4,766,902

Qatar (1.6%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	2,454,735

Total Qatar			2,454,735

Singapore (1.6%)
Genting Singapore, Ltd.	SGD	4,920,000	2,435,159

Total Singapore			2,435,159

South Korea (10.3%)
HD Hyundai Marine Solution Co., Ltd.	KRW	14,000	1,778,036
Innocean Worldwide, Inc.	KRW	290,000	3,857,540
Samsung C&T Corp.	KRW	24,000	5,591,107
Samsung SDI Co., Ltd.	KRW	18,240	4,973,711

Total South Korea			16,200,394

Thailand (1.8%)
Siam Cement PCL	THB	381,000	2,891,324

Total Thailand			2,891,324

United Arab Emirates (6.8%)
Adnoc Gas PLC	AED	4,100,000	3,679,459
Fertiglobe PLC	AED	4,730,000	3,425,484
National Central Cooling Co. PJSC	AED	5,221,137	3,539,513

Total United Arab Emirates			10,644,456

United Kingdom (2.7%)
Mondi PLC	GBP	357,529	4,310,701

Total United Kingdom			4,310,701

Uruguay (2.1%)
Arcos Dorados Holdings, Inc., ADR	USD	400,000	3,268,000

Total Uruguay			3,268,000

Vietnam (2.8%)
PetroVietnam Technical Services Corp.	VND	3,436,936	4,463,073

Total Vietnam			4,463,073

TOTAL COMMON STOCKS
(Cost $115,730,523)			148,104,488

Seafarer Overseas Value Fund	Schedule of Investments

July 31, 2026 (Unaudited)

Description	Currency	Shares	Value (Note 2)
PREFERRED STOCKS (1.2%)
South Korea (1.2%)
Samsung C&T Corp.	KRW	13,800	$1,962,870

Total South Korea			1,962,870

TOTAL PREFERRED STOCKS
(Cost $1,903,771)			1,962,870

TOTAL INVESTMENTS
(Cost $117,634,294) (95.5%)			150,067,358

Cash and Other Assets, Less Liabilities (4.5%)			6,982,616
NET ASSETS (100.0%)			$157,049,974

(a)	Non-income producing security.

ADR - American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

Seafarer Overseas Value Fund	Schedule of Investments

July 31, 2026 (Unaudited)

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Advertising & Marketing	2.5%
Asset Management	6.1%
Automotive	4.4%
Banking	15.8%
Beverages	9.3%
Chemicals	4.6%
Commercial Support Services	1.0%
Construction Materials	1.8%
Containers & Packaging	2.7%
Electric Utilities	2.3%
Engineering & Construction	4.8%
Food	2.3%
Forestry, Paper & Wood Products	2.2%
Insurance	3.1%
Leisure Facilities & Services	8.0%
Oil & Gas Producers	4.7%
Oil & Gas Services & Equipment	2.8%
Real Estate Owners & Developers	5.9%
Retail - Consumer Staples	2.4%
Retail - Discretionary	3.4%
Transportation & Logistics	4.0%
Transportation Equipment	1.4%
Cash and Other Assets, Less Liabilities	4.5%
Total Net Assets	100.0%

See Notes to Quarterly Schedule of Investments.

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Institutional, Investor, and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenue and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds’ Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds’ Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2026:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Australia	$–	$44,525,085	$–	$44,525,085
Belgium	84,750,400	–	–	84,750,400
Brazil	287,918,937	–	–	287,918,937
China / Hong Kong	–	716,318,920	–	716,318,920
Czech Republic	58,568,266	–	–	58,568,266
France	–	62,139,618	–	62,139,618
Hungary	–	105,257,201	–	105,257,201
India	27,471,640	282,427,509	–	309,899,149
Indonesia	–	22,817,676	–	22,817,676
Mexico	145,126,206	–	–	145,126,206
Peru	78,914,260	–	–	78,914,260
Qatar	–	53,770,011	–	53,770,011
Singapore	–	296,324,400	–	296,324,400
South Africa	61,170,916	–	–	61,170,916
South Korea	–	379,899,204	–	379,899,204
Taiwan	–	334,984,589	–	334,984,589
Thailand	–	28,716,312	–	28,716,312
United Arab Emirates	33,691,115	37,692,021	–	71,383,136
United Kingdom	–	47,796,537	–	47,796,537
Vietnam	–	94,726,907	–	94,726,907
Preferred Stocks
South Korea	–	245,046,707	–	245,046,707
Total	$777,611,740	$2,752,442,697	$–	$3,530,054,437

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$4,669,920	$–	$–	$4,669,920
Brazil	19,262,957	–	–	19,262,957
China / Hong Kong	3,712,566	34,040,188	–	37,752,754
Czech Republic	4,081,476	–	–	4,081,476
Georgia	–	11,599,386	–	11,599,386
India	–	12,912,837	–	12,912,837
Mexico	6,390,414	–	–	6,390,414
Peru	4,766,902	–	–	4,766,902
Qatar	–	2,454,735	–	2,454,735
Singapore	–	2,435,159	–	2,435,159
South Korea	–	16,200,394	–	16,200,394
Thailand	–	2,891,324	–	2,891,324
United Arab Emirates	6,964,997	3,679,459	–	10,644,456
United Kingdom	–	4,310,701	–	4,310,701
Uruguay	3,268,000	–	–	3,268,000
Vietnam	–	4,463,073	–	4,463,073
Preferred Stocks
South Korea	–	1,962,870	–	1,962,870
Total	$53,117,232	$96,950,126	$–	$150,067,358

(a)	For detailed descriptions of securities by country, see the accompanying Schedules of Investments.

For the period ended July 31, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended July 31, 2026.

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.